SEI DAILY INCOME TRUST
SEI TAX EXEMPT TRUST
SEI INSTITUTIONAL MANAGED TRUST
SEI INSTITUTIONAL INTERNATIONAL TRUST
SEI INSTITUTIONAL INVESTMENTS TRUST
ADVISER MANAGED TRUST
NEW COVENANT FUNDS
SEI CATHOLIC VALUES TRUST
(each, a "Trust," and together, the "Trusts")

Supplement dated August 3, 2023
to the Statement of Additional Information ("SAI") of each Trust

This supplement provides new and additional information beyond that contained in each SAI and should be read in conjunction with each SAI.

The Board of Trustees of the Trusts have approved the designation of Mr. Glenn R. Kurdziel as the Controller and Chief Financial Officer of the Trusts to replace the current Controller and Chief Financial Officer of the Trusts, Mr. Ankit Puri.

Accordingly, effective immediately, each SAI is hereby supplemented and revised as follows:

In the section titled "Trustees and Officers of the Trust," under the heading titled "Trust Officers," the paragraph relating to Ankit Puri is hereby deleted. In addition, the paragraph relating to Glenn R. Kurdziel is hereby deleted and replaced with the following:

GLENN R. KURDZIEL (Born: 1974)—Controller and Chief Financial Officer (since 2023)—Controller and Chief Financial Officer of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust and SEI Exchange Traded Funds since August 2023. Assistant Controller of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust from 2017 to 2023. Assistant Controller of SEI Exchange Traded Funds from 2022 to 2023. Senior Manager of Funds Accounting of SEI Investments Global Funds Services from 2005 to 2023.

There are no other changes to each Trust's SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1468 (08/23)